CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash provided from operating activities:
Net loss	$ (18,518)	$ (28,734)
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets	(7,210)	(11,781)
Fair value adjustment on sale of inventory	8,796	10,122
Fair value adjustment on Warrants, Investments, and Accounts Receivable	(21,638)	20,155
Depreciation of property, plant and equipment	3,021	690
Amortization of intangible assets	1,158	31
Depreciation of right-of-use assets	1,550	209
Impairment of goodwill	275	0
Finance income, net	1,262	72
Deferred tax benefit	278	(66)
Share-based payments expenses	7,471	3,382
Share based acquisition costs related to business combination	807	0
Total adjustments for non-cash items	(4,230)	22,814
Changes in non-cash working capital:
Increase in trade receivables, net	(6,602)	(3,534)
Increase in other accounts receivable and advances to suppliers	845	(1,029)
Decrease in biological assets, net of fair value adjustments	6,412	11,771
Increase in inventories, net of fair value adjustments	(19,707)	(12,729)
Increase in trade payables	5,573	2,135
Changes in employee benefit liabilities, net	28	59
Increase in other accounts payable and accrued expenses	2,661	1,929
Changes in non-cash working capital	(10,790)	(1,398)
Taxes paid	(834)	(601)
Net cash used in operating activities	(34,372)	(7,919)
Cash flows from investing activities:
Purchase of property, plant and equipment	(4,578)	(2,617)
Proceeds from loans receivable	7,796	0
Purchase of intangible assets	(17)	(93)
Acquisition of subsidiaries	12,536	0
Investments in associates	(13)	(1,347)
Proceeds from sale of investment	319	0
Proceeds from (investment in) restricted deposits	17	(18)
Net cash used in investing activities	(9,012)	(4,075)
Cash provided by financing activities:
Proceeds from issuance of share capital, net of issuance costs	28,131	0
Proceeds from issuance of warrants measured at fair value	11,222	0
Proceeds from exercise of warrants and compensation options	3,682	6,378
Proceeds from exercise of options	133	612
Repayment of lease liability	(633)	(182)
Repayment of lease liability interest	(1,347)	(68)
Proceeds from bank loan	7,804	0
Interest paid in respect of loans	(261)	0
Net cash provided by financing activities	48,731	6,740
Effect of foreign exchange on cash and cash equivalents	(329)	213
Increase (decrease) in cash and cash equivalents	5,018	(5,041)
Cash and cash equivalents at beginning of year	8,885	13,926
Cash and cash equivalents at end of year	13,903	8,885
Supplemental disclosure of non-cash activities:
Right-of-use asset recognized with corresponding lease liability	1,678	107
Conversion of warrant and compensation options into common shares	$ 611	$ 3,873